Note 11 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Other Borrowings [Abstract]
Schedule of Debt [Table Text Block]
(Dollar amounts in thousands)	Maturity range		Weighted- average	Stated interest rate range
Description	from	to	interest rate	from	to	2015	2014
Fixed-rate amortizing	07/01/17	10/01/28	4.02%	2.99%	4.47%	$1,691	$2,376
Junior subordinated debt	12/21/37	12/21/37	1.95%	1.90	1.99	8,248	8,248

Total						$9,939	$10,624

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)
Year Ending December 31,	Amount	Weighted- Average Rate
2016	502	4.00%
2017	373	4.00%
2018	252	4.02%
2019	155	4.04%
2020	116	4.04%
Beyond 2020	8,542	1.51%

Total	$9,939	1.84%